Balance Sheet (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' equity :
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	200,000,000	100,000,000
Common Stock, shares issued	38,414,516	37,362,160	18,745,706
Common Stock, shares outstanding	38,414,516	37,362,160	18,745,706